De-Spac Transaction - Schedule of Reconciles the Elements of Fair Value (Parentheticals) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Class B Common Shares [Member]
De-Spac Transaction - Schedule of Reconciles the Elements of Fair Value (Parentheticals) (Details) [Line Items]
MBSC Class common shares | shares	4,250,000
MBSC Class per common share | $ / shares	$ 9.37
MBSC Class Share capital | $	$ 39.8
Class A Common Shares [Member]
De-Spac Transaction - Schedule of Reconciles the Elements of Fair Value (Parentheticals) (Details) [Line Items]
MBSC Class common shares | shares	755,707
MBSC Class per common share | $ / shares	$ 9.37
MBSC Class Share capital | $	$ 7.1